Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000148468 | MercadoLibre9451066
Holdings [Line Items]
Percent of Total Investments	8.80%
C000148468 | Sea9451112
Holdings [Line Items]
Percent of Total Investments	7.60%
C000148468 | Reliance Industries9451079
Holdings [Line Items]
Percent of Total Investments	7.40%
C000148468 | Tencent Holdings9451049
Holdings [Line Items]
Percent of Total Investments	6.70%
C000148468 | NU Holdings9451067
Holdings [Line Items]
Percent of Total Investments	6.40%
C000148468 | PDD Holdings9451107
Holdings [Line Items]
Percent of Total Investments	6.30%
C000148468 | Alibaba Group Holding9451039
Holdings [Line Items]
Percent of Total Investments	6.00%
C000148468 | Meituan9451046
Holdings [Line Items]
Percent of Total Investments	4.10%
C000148468 | Bajaj Finance9451055
Holdings [Line Items]
Percent of Total Investments	3.60%
C000148468 | NetEase9451048
Holdings [Line Items]
Percent of Total Investments	3.30%
C000148468 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000148468 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000148468 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000148468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148468 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000148468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000148468 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000148468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000230780 | Sea9451114
Holdings [Line Items]
Percent of Total Investments	7.90%
C000230780 | MercadoLibre9451152
Holdings [Line Items]
Percent of Total Investments	7.70%
C000230780 | Reliance Industries9451097
Holdings [Line Items]
Percent of Total Investments	7.00%
C000230780 | NU Holdings9451155
Holdings [Line Items]
Percent of Total Investments	6.50%
C000230780 | Bajaj Finance9451130
Holdings [Line Items]
Percent of Total Investments	6.30%
C000230780 | Eternal9451135
Holdings [Line Items]
Percent of Total Investments	5.30%
C000230780 | Allegro.eu9451108
Holdings [Line Items]
Percent of Total Investments	5.10%
C000230780 | Kaspi.KZ JSC9451109
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230780 | Grab Holdings9451148
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230780 | Jio Financial Services9451141
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000230780 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	44.20%